UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Advisors, LLC
Address: 12 East 49th Street
         14th Floor
         New York, New York  10017

13F File Number:  028-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen M. Blanchard
Title:     Chief Compliance Officer
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

 /s/    Karen M. Blanchard     New York, NY/USA     July 09, 2012

Effective March 2012, Brave Warrior Advisors, LLC succeeded Brave Warrior Capital, Inc. Going forward, Brave Warrior Advisors, LLC will now be reporting on the Form 13F filings.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $1,361,579 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724f101    49463  1441656 SH       SOLE                  1441656        0        0
AON CORP                       COM              037389103    62795  1279957 SH       SOLE                  1279957        0        0
COMCAST CORP NEW               CL A SPL         20030n200   126210  4276864 SH       SOLE                  4276864        0        0
FISERV INC                     COM              337738108   142263  2050188 SH       SOLE                  2050188        0        0
GOOGLE INC                     CL A             38259p508   207423   323472 SH       SOLE                   323472        0        0
HIGHER ONE HLDGS INC           COM              42983d104    97763  6539352 SH       SOLE                  6539352        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540r409    81658   892050 SH       SOLE                   892050        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307    96671  1901857 SH       SOLE                  1901857        0        0
ORACLE CORP                    COM              68389x105    55450  1901571 SH       SOLE                  1901571        0        0
PRIMERICA INC                  COM              74164m108    42922  1702581 SH       SOLE                  1702581        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911k102   236942  4413146 SH       SOLE                  4413146        0        0
VISA INC                       COM CL A         92826c839    31990   271098 SH       SOLE                   271098        0        0
VISTAPRINT N V                 SHS              n93540107   130029  3364275 SH       SOLE                  3364275        0        0